LONG TERM LOAN	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LONG TERM LOAN

NOTE 11– LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $182,542 (NIS 500,000) from an Israeli bank. The loan bears interest at a variable rate of Prime + 1.5% per annum and matured on September 18, 2025. The loan was subject to 48 monthly payments commencing October 18, 2021. $9,127 (NIS 25,000) was deposited in the bank as security for the loan.

During the year ended December 31, 2025, the Company secured three term loans with principal amounts of $40,528 (NIS 100,000), $40,528 (NIS 100,000) and $26,411 (NIS 64,000) from an Israeli bank. The loans bear interest at a variable rate of prime + 2.56% per annum and mature on May 20,2027, April 20,2028 and August 20, 2030. The loans are subject to 24 and 36 monthly payments commencing June 20, 2025, May 20, 2025 and September 21, 2025. These 3 loans were repaid early on November 17, 2025.

The activities of the long term loan during the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Balance, opening	$40,769	$85,107
Addition	102,748	-
Repayments	(144,350)	(47,818)
Interest expense, accrued	5,075	4,848
Translation difference	(4,242)	(1,368)
Balance, ending	-	40,769
Less:
Long term loan – current portion	-	40,769
Long term loan – non-current portion	$-	$-